Stock Plans and Stock-Based Compensation - Stock Options - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 3,101,000	$ 1,522,000	$ 376,000
Intrinsic value of options exercised	1,600,000	500,000	1,100,000
Intrinsic value of all outstanding options	15,900,000	10,100,000	5,000,000
Total Unrecognized compensation cost, net of estimated forfeitures	6,600,000	6,800,000
Proceeds from option exercises	$ 750,000	$ 49,000	$ 225,000
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant-date fair value per share of options granted	$ 14.49	$ 12.19	$ 4.26
Stock-based compensation expense	$ 3,100,000	$ 1,500,000	$ 400,000
Excess tax benefits realized from stock options exercised	$ 0	$ 0	$ 0
Weighted-average amortization period	2 years 7 months 2 days	1 year 7 months 13 days